Average Annual Total Returns - FidelityCaliforniaMunicipalMoneyMarketFunds-RetailPRO - FidelityCaliforniaMunicipalMoneyMarketFunds-RetailPRO - Fidelity California Municipal Money Market Fund - Fidelity California Municipal Money Market Fund - Return Before Taxes
	Apr. 29, 2024
Average Annual Return:
Past 1 year	2.59%
Since Inception	2.45%	[1]

[1]	A From September 22, 2022 .